Segment Information - Schedule of Operating Segments (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of operating segments [line items]
Sales	€ 1,804,690	€ 1,491,911	€ 1,242,833
Adjusted EBITDA	554,955	482,706	434,555
Effects from applying the acquisition method of accounting for the Transaction			(24,367)
Transaction related advisory costs			(2,598)
IPO-related costs	(7,460)	(30,603)
Consulting fees relating to Group transformation			(7,982)
Realized and unrealized FX gains / losses	(19,641)	(36,056)	45,516
Share-based compensation	(3,591)	(65,393)
Secondary offering related costs	(1,890)
Other		(6,553)	(836)
EBITDA	522,373	344,101	444,288
Depreciation and amortization	(101,291)	(83,413)	(81,261)
Finance cost, net	(127,300)	(107,036)	(112,503)
Profit before tax	293,782	153,652	250,524
Total Reportable Segments
Disclosure of operating segments [line items]
Sales	1,800,408	1,486,621	1,239,551
Adjusted EBITDA	585,304	503,607	445,509
Total Reportable Segments | Americas
Disclosure of operating segments [line items]
Sales	943,710	804,690	667,387
Adjusted EBITDA	301,266	291,712	259,944
Total Reportable Segments | Europe
Disclosure of operating segments [line items]
Sales	644,888	529,507	449,131
Adjusted EBITDA	218,224	167,407	146,592
Total Reportable Segments | APMA
Disclosure of operating segments [line items]
Sales	211,810	152,424	123,033
Adjusted EBITDA	65,814	44,488	38,973
Corporate / Other
Disclosure of operating segments [line items]
Sales	4,282	5,290	3,282
Adjusted EBITDA	€ (30,349)	€ (20,901)	€ (10,954)